MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Schedule of revised presentation of Statement of Cash Flow

The revisions to the consolidated statement of cash flow as of December 31, 2022 and 2021, are summarized in the following table:

	December 31, 2022	Adjustments	December 31, 2022
	(As previously reported)		(As revised)
	In millions of COP
Adjustments to reconcile net income to net cash provided by operating activities:
Effect of exchange rate changes	-	(224,788)	(224,788)
Net cash provided by operating activities	6,564,226	(224,788)	6,339,438
Effect of exchange rate changes on cash and cash equivalents	3,552,285	224,788	3,777,073
Increase (Decrease) in cash and cash equivalents	2,763,160	(224,788)	2,538,372
Cash and cash equivalents at beginning of year	25,329,846	-	25,329,846
Cash and cash equivalents at end of year	31,645,291	-	31,645,291

	December 31, 2021	Adjustments	December 31, 2021
	(As previously reported)		(As revised)
	In millions of COP
Adjustments to reconcile net income to net cash provided by operating activities:
Effect of exchange rate changes	-	507,449	507,449
Net cash provided by operating activities	6,095,305	507,449	6,602,754
Effect of exchange rate changes on cash and cash equivalents	2,993,850	(507,449)	2,486,401
Increase (Decrease) in cash and cash equivalents	(1,365,153)	507,449	(857,704)
Cash and cash equivalents at beginning of year	23,701,149	-	23,701,149
Cash and cash equivalents at end of year	25,329,846	-	25,329,846

Schedule of subsidiaries

The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2023	BANK 2022	BANK 2021
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
WOMPI S.A.S. (before “VLIPCO S.A.S.”)(1)	Colombia	Technology services provider	100.00%	99.98%	94.77%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S. “En Liquidación”	Colombia	Transportation	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Negocios Digitales Colombia S.A.S. (before “Pasarela Colombia S.A.S.”)	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia(2)	Colombia	Real estate investment fund	80.47%	80.47%	49.96%
P.A. Inmuebles CEM(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. Calle 92 FIC-11(2)	Colombia	Mercantil trust	52.31%	52.31%	32.47%
P.A. FIC Edificio Corfinsura(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. FIC-A5(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. FIC Inmuebles(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. FIC Clínica de Prado(2)	Colombia	Mercantil trust	62.00%	62.00%	38.49%
P.A. FIC A6(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. Central Point(2)	Colombia	Mercantil trust	60.35%	60.35%	37.47%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. Fideicomiso Twins Bay(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
Fideicomiso Lote Av San Martín(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
P.A. Fideicomiso Lote 30(2)	Colombia	Mercantil trust	80.47%	80.47%	49.96%
Fideicomiso Fondo Inmobiliario Bancolombia(2)	Colombia	Mercantil trust	80.47%	80.47%	17.54%
P.A. Florencia Ferrara(2)(3)	Colombia	Mercantil trust	44.26%	44.26%	-
P.A. Flor Morado Plaza(3)	Colombia	Mercantil trust	80.47%	80.47%	-
P.A. Galería la 33(4)	Colombia	Mercantil trust	80.47%	-	-
Valores Simesa S.A.(5)	Colombia	Investments	64.93%	66.33%	66.82%
Fideicomiso Lote Distrito Vera B1B2(5)	Colombia	Mercantil trust	64.61%	66.00%	66.49%
Fideicomiso Lote Distrito Vera B3B4(5)	Colombia	Mercantil trust	64.61%	66.00%	66.49%
Fideicomiso Lote B6 Ciudad del Rio(6)	Colombia	Mercantil trust	-	66.00%	-
P.A. FAI CALLE 77(7)	Colombia	Real estate investment fund	98.00%	98.00%	-
P.A. NOMAD SALITRE(8)	Colombia	Real estate investment fund	98.00%	98.00%	-
P.A. NOMAD CENTRAL-2(9)	Colombia	Real estate investment fund	98.00%	-	-
P.A. CALLE 84 (2)(9)	Colombia	Real estate investment fund	98.00%	-	-
P.A. CALLE 84 (3)(9)	Colombia	Real estate investment fund	98.00%	-	-
P.A. MERCURIO(10)	Colombia	Real estate investment fund	100.00%	100.00%	-
Wenia S.A.S.(11)	Colombia	Technology services	100.00%	100.00%	-
P.A. Wenia(11)	Colombia	Mercantil trust	100.00%	-	-
Nequi S.A. Compañía de Financiamiento(12)	Colombia	Financial services	100.00%	100.00%	-
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Securities brokerage	100.00%	100.00%	100.00%
Banistmo Panamá Fondo de Inversión S.A.(13)	Panama	Holding	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.(14)	Panama	Collective investment fund	-	-	100.00%
Fondo Renta Sostenible Global S.A.(14)	Panama	Collective investment fund	-	-	100.00%
Banistmo Capital Markets Group Inc.(13)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(13)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(13)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(13)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(13)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.68%	99.66%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	100.00%	100.00%	100.00%
Agencia de Seguros y Fianzas Agromercantil S.A.(15)	Guatemala	Insurance agency	-	100.00%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Roadside and medical assistance services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodeling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. “En Liquidación”	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(16)	Barbados	Banking	99.68%	99.68%	99.66%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.68%	99.66%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Cayman S.A.(17)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC(18)	United States	Holding	100.00%	100.00%	100.00%
Bancolombia Capital Adviser LLC(18)	United States	Investment advisor	100.00%	100.00%	100.00%
Bancolombia Capital LLC(18)	United States	Securities brokerage	100.00%	100.00%	100.00%
Wenia Ltd.(11)	Bermuda	Technology services	100.00%	100.00%	-
(1)	During 2022 and 2023, the Bank, through its subsidiary Banca de Inversión S.A., purchased remaining shares from minority investors.
(2)	During 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, to strengthen governance and strategy decisions. For further information, see Note 1. Reporting entity.
(3)	Companies consolidated by Fondo de Capital Privado FCP Fondo Inmobiliario Colombia since April 2022 and December 2022.
(4)	Company consolidated by Fondo de Capital Privado FCP Fondo Inmobiliario Colombia since March 2023.
(5)	The decrease in the shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa S.A. during 2023 and 2022.
(6)	During 2023, the trust rights were transferred by Valores Simesa S.A.
(7)	On March 1, 2022, the Parent Company was established as trustor of P.A. FAI Calle 77, owner of a property that will be used for rental housing. For further information, see Note 1. Reporting entity and Note 9.3. Business combination.
(8)	On April 4, 2022, the Parent Company was appointed as trustor of 100% of the trust rights of Patrimonio Autonomo Nomad Salitre, whose main purpose is to develop a multifamily project.
(9)	During February and April 2023, the Parent Company was established as trustor of P.A. Nomad Central-2, P.A. Calle 84 (2) and P.A. Calle 84 (3), through a management mercantil trust agreement.
(10)	On July 8, 2022, Bancolombia S.A. acquired control of Fidecomiso P.A. Mercurio, through a management mercantil trust agreement.
(11)	On July 22, 2022, the Bank, through the subsidiary Sistemas de Inversiones y Negocios S.A. Sinesa, established the company Wenia Ltd. in Bermuda, a digital corporate vehicle whose purpose is to provide technology services. On November 22, 2022, Wenia Ltd. established the company called Wenia S.A.S., whose purpose is the creation and implementation of operating systems and software applications. On May 17, 2023, Wenia S.A.S. was established as trustor of the trust rights of P.A. Wenia. For further information, see Note 1. Reporting entity.
(12)	On December 14, 2021, the Board of Directors of the Parent Company authorized the legal separation of the business of Nequi, a Bank’s digital platform that offers financial services. The Superintendencia Financiera de Colombia, with Resolution 0843 of July 6, 2022, as amended by Resolution 0955 of July 27, 2022, authorized the incorporation of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation supervised by the Superintendencia Financiera de Colombia through which Nequi will operate as a 100.00% digital credit establishment. For further information, see Note 1. Reporting entity.
(13)	Investments in non-operational stage.
(14)	Companies not consolidated by Banistmo S.A. as of November 2022, due to non-compliance with consolidation requirements established in IFRS 10.
(15)	Company liquidated as of June 2023.
(16)	On September 30, 2021, Mercom Bank Ltd. shareholders authorized the beginning of an organized and gradual process to transfer of the assets and liabilities of Mercom Bank Ltd., to Banco Agromercantil de Guatemala S.A. or other companies of the Bancolombia Group. For further information, see Note 1. Reporting entity.
(17)	On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Bancolombia Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.
(18)	Companies created by Valores Bancolombia S.A. Comisionista de Bolsa in October 2021. For further information, see Note 1. Reporting entity.

Schedule of consolidated funds

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2023	the Bank, 2022	the Bank, 2021	2023	2022
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	80.47%	80.47%	49.96%	5,503,022	5,023,316
Fideicomiso Lote Distrito Vera B1B2(2)	Colombia	64.61%	66.00%	66.49%	25,073	55,733
Fideicomiso Lote Distrito Vera B3B4(2)	Colombia	64.61%	66.00%	66.49%	56,295	53,558
Fideicomiso Lote B6 Ciudad del Rio(3)	Colombia	-	66.00%	-	-	66,150
Banistmo Panamá Fondo de Inversión S.A.(4)	Panama	100.00%	100.00%	100.00%	132,496	243,268
(1)	It includes the amounts of certain equity instruments that are controlled through the subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, they meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. Also, during 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, which facilitates speed in decision-making in matters of government and strategy. For further information, see Note 1. Reporting entity.
(2)	The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (parent company of Lote Distrito Vera B1B2, Lote Distrito Vera B3B4 and Lote B6 Ciudad del Rio), during 2023 and 2022. For further information, see Note 2.C. Consolidation.
(3)	During 2023, the trust rights were transferred by Valores Simesa S.A.
(4)	Investment in non-operational stage. For further information, see Note 2.C. Consolidation.

Schedule of exchange rate used by the Bank and its subsidiaries

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2023	December 31, 2022	December 31, 2021
Year-end exchange rate	3,822.05	4,810.20	3,981.16
Average rate for the period ended at	4,330.14	4,257.12	3,747.24

Schedule of economic scenario weighting	The scenarios are weighted as follows:

	Optimistic		Base		Pessimistic
Country	2023	2022	2023	2022	2023	2022
Colombia	15.00%	15.00%	50.00%	45.00%	35.00%	40.00%
Panama	20.00%	15.00%	50.00%	55.00%	30.00%	30.00%
El Salvador	20.00%	15.00%	55.00%	55.00%	25.00%	30.00%
Guatemala	20.00%	15.00%	55.00%	55.00%	25.00%	30.00%

Summary of projections of macroeconomic variables used to estimate ECL

The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2023 and 2022:

As of December 31, 2023
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	1.64%	1.16%	0.68%	7.92%	5.95%	3.99%
2024	2.37%	0.87%	(0.63)%	6.68%	4.00%	1.33%
2025	4.47%	2.60%	0.73%	7.17%	4.20%	1.23%

As of December 31, 2023
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	3.69%	3.12%	2.55%	2.75%	2.25%	1.74%
2024	4.33%	3.26%	2.19%	3.32%	1.90%	0.49%
2025	4.61%	3.38%	2.15%	3.76%	2.08%	0.41%

As of December 31, 2022
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	8.11%	7.76%	6.98%	8.84%	8.19%	7.53%
2023	2.01%	0.93%	(0.78)%	5.62%	3.96%	2.31%
2024	3.68%	2.50%	0.36%	5.70%	3.71%	1.73%

As of December 31, 2022
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	4.35%	3.40%	2.45%	3.78%	2.62%	1.47%
2023	4.19%	2.72%	1.25%	3.52%	1.65%	(0.23)%
2024	4.59%	3.00%	1.40%	3.94%	1.96%	(0.03)%

Schedule of significant increase in risk using external credit rating

To establish whether a security has a significant increase in risk since the initial recognition, an assessment of the deterioration of the rating in the current date is made against the rating granted at the time of purchase; according to the origin classification there may be an increase with 1, 2 or 3 notches, as shown in the following table:

SIGNIFICANT INCREASE
EXTERNAL RATING ORIGIN	IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Summary of information about written-off loan portfolio

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
	Without collateral			180
Commercial	With collateral	N/A(1)	360	360	360
	Without collateral	180	180	180
Consumer	With collateral	540 for vehicles collateral	1,080 for mortgage collateral	720 for mortgage collateral	180
	Without collateral		180
Small Business Loan	With collateral	N/A(1)	1,080 for mortgage collateral	180	180
Mortgage	With collateral	1,440	1,080	720	N/A(1)

(1) Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.

Schedule of estimated useful lives for each asset group

Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of premises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years

FCP Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
Schedule of net income and cash flows related to the FCP Fondo Inmobiliario Colombia

The following table summarizes the net income and cash flows as of December 31, 2021 related to the FCP Fondo Inmobiliario Colombia:

Year-Ended 2021
In millions of COP
Condensed statement of income
Income
Valuation of investment properties	85,148
Valuation of trust rights	-
Rents	187,194
Profits of equity method investees	105,439
Other income	92,298
Total Income	470,079
Expenses
Interest on loans	(73,201)
Other administrative and general expenses	(212,385)
Total Expenses	(285,586)
Net Income	184,493
Condensed cash flow (1)
Net cash used in operating activities	(34,442)
Net cash provided by financing activities	21,882
Cash and cash equivalents at beginning of year	63,368
Cash and cash equivalents at end of year	50,808
(1)	Statement of cash flow corresponds to the FCP Fondo Inmobiliario Colombia without equity securities consolidated cash flow.